Financial risk management and financial instruments - Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Liquidity Risk [Line Items]
Short term investments	€ 2,667	€ 1,100
Liquidity Position
Disclosure Of Liquidity Risk [Line Items]
Short term investments	2,667	1,100
Cash equivalents	3,550	2,111
Cash at bank and on hand	1,231	1,003
Liquidity position	€ 7,448	€ 4,214